Derivatives and Hedge Accounting Activities	Nov. 18, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedge Accounting Activities
NOTE 7. DERIVATIVES AND HEDGE ACCOUNTING ACTIVITIES
See Note 2 for the Companies’ accounting policies, objectives, and strategies for using derivative instruments. See Note 6 for further information about fair value measurements and associated valuation methods for derivatives.
Derivative assets and liabilities are presented gross on the Companies’ Consolidated Balance Sheets. Dominion Energy’s derivative contracts include both over-the-counter
transactions and those that are executed on an exchange or other trading platform (exchange contracts) and centrally cleared. Virginia Power and Dominion Energy Gas’ derivative contracts include over-the-counter
transactions.
Over-the-counter
contracts are bilateral contracts that are transacted directly with a third party. Exchange contracts utilize a financial intermediary, exchange, or clearinghouse to enter, execute, or clear the transactions. Certain over-the-counter
and exchange contracts contain contractual rights of setoff through master netting arrangements, derivative clearing agreements, and contract default provisions. In addition, the contracts are subject to conditional rights of setoff through counterparty nonperformance, insolvency, or other conditions.
In general, most
over-the-counter
transactions and all exchange contracts are subject to collateral requirements. Types of collateral for over-the-counter
and exchange contracts include cash, letters of credit, and, in some cases, other forms of security, none of which are subject to restrictions. Cash collateral is used in the table below to offset derivative assets and liabilities. Certain accounts receivable and accounts payable recognized on the Companies’ Consolidated Balance Sheets, as well as letters of credit and other forms of security, all of which are not included in the tables below, are subject to offset under master netting or similar arrangements and would reduce the net exposure. See Note 23 for further information regarding credit-related contingent features for the Companies derivative instruments.
DOMINION ENERGY
Balance Sheet Presentation
The tables below present Dominion Energy’s derivative asset and liability balances by type of financial instrument, if the gross amounts recognized in its Consolidated Balance Sheets were netted with derivative instruments and cash collateral received or paid:

	December 31, 2018				December 31, 2017
	Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Assets Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Received	Net Amounts	Gross Assets Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Received	Net Amounts
(millions)
Commodity contracts:
Over-the-counter	$175	$12	$—	$163	$174	$9	$—	$165
Exchange	68	68	—	—	80	80	—	—
Interest rate contracts:
Over-the-counter	18	1	—	17	17	8	—	9
Foreign currency contracts:
Over-the-counter	26	2	—	24	32	2	—	30

Total derivatives, subject to a master netting or similar arrangement	$287	$83	$—	$204	$303	$99	$—	$204

(1)	Excludes $7 million and $4 million of derivative assets at December 31, 2018 and 2017, respectively, which are not subject to master netting or similar arrangements.

	December 31, 2018				December 31, 2017
	Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Liabilities Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Paid	Net Amounts	Gross Liabilities Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Paid	Net Amounts
(millions)
Commodity contracts:
Over-the-counter	$19	$12	$—	$7	$76	$9	$6	$61
Exchange	115	68	47	—	120	80	40	—
Interest rate contracts:
Over-the-counter	142	1	—	141	85	8	—	77
Foreign currency contracts:
Over-the-counter	2	2	—	—	2	2	—	—

Total derivatives, subject to a master netting or similar arrangement	$278	$83	$47	$148	$283	$99	$46	$138

(1)	Excludes $1 million of derivative liabilities at December 31, 2018 and 2017, which are not subject to master netting or similar arrangements.
Volumes
The following table presents the volume of Dominion Energy’s derivative activity as of December 31, 2018. These volumes are based on open derivative positions and represent the combined absolute value of their long and short positions, except in the case of offsetting transactions, for which they represent the absolute value of the net volume of their long and short positions.

	Current	Noncurrent
Natural Gas (bcf):
Fixed price (1)	56	27
Basis	214	557
Electricity (MWh):
Fixed price (1)	11,101,869	1,537,200
FTRs	45,351,415	—
Liquids (Gal) (2)	14,413,200	—
Interest rate (3)	$2,700,000,000	$3,915,839,913
Foreign currency (3)(4)	$—	$280,000,000

(1)	Includes options.

(2)	Includes NGLs and oil.

(3)	Maturity is determined based on final settlement period.

(4)	Euro equivalent volumes are € 250,000,000.

Ineffectiveness and AOCI
For the years ended December 31, 2018, 2017 and 2016, gains or losses on hedging instruments determined to be ineffective and amounts excluded from the assessment of effectiveness were immaterial. Amounts excluded from the assessment of effectiveness include gains or losses attributable to changes in the time value of options and changes in the differences between spot prices and forward prices.
The following table presents selected information related to gains (losses) on cash flow hedges included in AOCI in Dominion Energy’s Consolidated Balance Sheet at December 31, 2018:

	AOCI After- T ax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	Maximum Term
(millions)
Commodities:
Gas	$—	$1	36 months
Electricity	27	26	24 months
Other	2	2	3 months
Interest rate	(276)	(29)	396 months
Foreign currency	12	(2)	90 months

Total	$(235)	$(2)

The amounts that will be reclassified from AOCI to earnings will generally be offset by the recognition of the hedged transactions (e.g., anticipated sales) in earnings, thereby achieving the realization of prices contemplated by the underlying risk management strategies and will vary from the expected amounts presented above as a result of changes in market prices, interest rates and foreign currency exchange rates.
Fair Value and Gains and Losses on Derivative Instruments
The following tables present the fair values of Dominion Energy’s derivatives and where they are presented in its Consolidated Balance Sheets:

	Fair Value – Derivatives under Hedge Accounting	Fair Value – Derivatives not under Hedge Accounting	Total Fair Value
(millions)
At December 31, 2018
ASSETS
Current Assets
Commodity	$55	$154	$209
Interest rate	14	—	14

Total current derivative assets (1)	69	154	223

Noncurrent Assets
Commodity	6	35	41
Interest rate	4	—	4
Foreign currency	26	—	26

Total noncurrent derivative assets (2)	36	35	71

Total derivative assets	$105	$189	$294

LIABILITIES
Current Liabilities
Commodity	$17	$112	$129
Interest rate	26	—	26
Foreign currency	2	—	2

Total current derivative liabilities (3)	45	112	157

Noncurrent Liabilities
Commodity	5	1	6
Interest rate	116	—	116

Total noncurrent derivative liabilities (4)	121	1	122

Total derivative liabilities	$166	$113	$279

At December 31, 2017
ASSETS
Current Assets
Commodity	$5	$158	$163
Interest rate	6	—	6

Total current derivative assets (1)	11	158	169

Noncurrent Assets
Commodity	—	95	95
Interest rate	11	—	11
Foreign currency	32	—	32

Total noncurrent derivative assets (2)	43	95	138

Total derivative assets	$54	$253	$307

LIABILITIES
Current Liabilities
Commodity	$103	$92	$195
Interest rate	53	—	53
Foreign currency	2	—	2

Total current derivative liabilities (3)	158	92	250

Noncurrent Liabilities
Commodity	1	1	2
Interest rate	32	—	32

Total noncurrent derivative liabilities (4)	33	1	34

Total derivative liabilities	$191	$93	$284

(1)	Current derivative assets are presented in other current assets in Dominion Energy’s Consolidated Balance Sheets.

(2)	Noncurrent derivative assets are presented in other deferred charges and other assets in Dominion Energy’s Consolidated Balance Sheets.

(3)	Current derivative liabilities are presented in other current liabilities in Dominion Energy’s Consolidated Balance Sheets.

(4)	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy’s Consolidated Balance Sheets.

The following tables present the gains and losses on Dominion Energy’s derivatives, as well as where the associated activity is presented in its Consolidated Balance Sheets and Statements of Income:

Derivatives in cash flow hedging relationships	Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion) (1)	Amount of Gain (Loss) Reclassified From AOCI to Income	Increase (Decrease) in Derivatives Subject to Regulatory Treatment (2)
(millions)
Year Ended December 31, 2018
Derivative type and location of gains (losses):
Commodity:
Operating revenue		$(90)
Electric fuel and other energy-related purchases		14

Total commodity	$64	$(76)	$—

Interest rate (3)	(18)	(48)	39
Foreign currency (4)	(6)	(13)	—

Total	$40	$(137)	$39

Year Ended December 31, 2017
Derivative type and location of gains (losses):
Commodity:
Operating revenue		$81
Purchased gas		(2)

Total commodity	$1	$79	$—

Interest rate (3)	(8)	(52)	(58)
Foreign currency (4)	18	20	—

Total	$11	$47	$(58)

Year Ended December 31, 2016
Derivative type and location of gains (losses):
Commodity:
Operating revenue		$330
Purchased gas		(13)
Electric fuel and other energy-related purchases		(10)

Total commodity	$164	$307	$—

Interest rate (3)	(66)	(31)	(26)
Foreign currency (4)	(6)	(17)	—

Total	$92	$259	$(26)

(1)	Amounts deferred into AOCI have no associated effect in Dominion Energy’s Consolidated Statements of Income.

(2)
Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Dominion Energy’s Consolidated Statements of Income.

(3)	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in interest and related charges.

(4)	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in other income.

Derivatives not designated as hedging instruments	Amount of Gain (Loss) Recognized in Income on Derivatives (1)
Year Ended December 31,	2018	2017	2016
(millions)
Derivative type and location of gains (losses):
Commodity:
Operating revenue	$(28)	$18	$2
Purchased gas	11	(3)	4
Electric fuel and other energy-related purchases	(9)	(59)	(70)
Other operations & maintenance	—	(1)	1

Total	$(26)	$(45)	$(63)

(1)
Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Dominion Energy’s Consolidated Statements of Income.

VIRGINIA POWER
Balance Sheet Presentation
The tables below present Virginia Power’s derivative asset and liability balances by type of financial instrument, if the gross amounts recognized in its Consolidated Balance Sheets were netted with derivative instruments and cash collateral received or paid:

	December 31, 2018				December 31, 2017
	Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Assets Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Received	Net Amounts	Gross Assets Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Received	Net Amounts
(millions)
Commodity contracts:
Over-the-counter	$64	$6	$—	$58	$155	$4	$—	$151
Interest rate contracts:
Over-the-counter	3	—	—	3	—	—	—	—

Total derivatives, subject to a master netting or similar arrangement	$67	$6	$—	$61	$155	$4	$—	$151

(1)	Excludes $26 million and $11 million of derivative assets at December 31, 2018 and 2017, respectively, which are not subject to master netting or similar arrangements.

	December 31, 2018 Gross Amounts Not Offset in the Consolidated Balance Sheet				December 31, 2017 Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Liabilities Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Paid	Net Amounts	Gross Liabilities Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Paid	Net Amounts
(millions)
Commodity contracts:
Over-the-counter	$6	$6	$—	$—	$4	$4	$—	$—
Interest rate contracts:
Over-the-counter	88	—	—	88	57	—	—	57

Total derivatives, subject to a master netting or similar arrangement	$94	$6	$—	$88	$61	$4	$—	$57

(1)	Excludes $9 million and $5 million of derivative liabilities at December 31, 2018 and 2017, respectively, which are not subject to master netting or similar arrangements.

Volumes
The following table presents the volume of Virginia Power’s derivative activity at December 31, 2018. These volumes are based on open derivative positions and represent the combined absolute value of their long and short positions, except in the case of offsetting transactions, for which they represent the absolute value of the net volume of their long and short positions.

	Current	Noncurrent
Natural Gas (bcf):
Fixed price (1)	29	8
Basis	136	488
Electricity (MWh):
Fixed price (1)	367,019	—
FTRs	45,351,415	—
Interest rate (2)	$700,000,000	$1,200,000,000

(1)	Includes options.
(2)	Maturity is determined based on final settlement period.
Ineffectiveness and AOCI
For the years ended December 31, 2018, 2017 and 2016, gains or losses on hedging instruments determined to be ineffective were immaterial.
The following table presents selected information related to losses on cash flow hedges included in AOCI in Virginia Power’s Consolidated Balance Sheet at December 31, 2018:

	AOCI After- T ax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	Maximum Term
(millions)
Interest rate	$(13)	$(1)	396 months

Total	$(13)	$(1)

The amounts that will be reclassified from AOCI to earnings will generally be offset by the recognition of the hedged transactions (e.g., interest payments) in earnings, thereby achieving the realization of interest rates contemplated by the underlying risk management strategies and will vary from the expected amounts presented above as a result of changes in interest rates.
Fair Value and Gains and Losses on Derivative Instruments
The following tables present the fair values of Virginia Power’s derivatives and where they are presented in its Consolidated Balance Sheets:

	Fair Value – Derivatives under Hedge Accounting	Fair Value – Derivatives not under Hedge Accounting	Total Fair Value
(millions)
At December 31, 2018
ASSETS
Current Assets
Commodity	$—	$60	$60
Interest rate	3	—	3

Total current derivative assets (1)	3	60	63

Noncurrent Assets
Commodity	—	30	30

Total noncurrent derivative assets (2)	—	30	30

Total derivative assets	$3	$90	$93

LIABILITIES
Current Liabilities
Commodity	$—	$15	$15
Interest rate	10	—	10

Total current derivative liabilities (3)	10	15	25

Noncurrent Liabilities
Interest rate	78	—	78

Total noncurrent derivatives liabilities (4)	78	—	78

Total derivative liabilities	$88	$15	$103

At December 31, 2017
ASSETS
Current Assets
Commodity	$—	$75	$75

Total current derivative assets (1)	—	75	75

Noncurrent Assets
Commodity	—	91	91

Total noncurrent derivative assets (2)	—	91	91

Total derivative assets	$—	$166	$166

LIABILITIES
Current Liabilities
Commodity	$—	$9	$9
Interest rate	44	—	44

Total current derivative liabilities (3)	44	9	53

Noncurrent Liabilities
Interest rate	13	—	13

Total noncurrent derivative liabilities (4)	13	—	13

Total derivative liabilities	$57	$9	$66

(1)	Current derivative assets are presented in other current assets in Virginia Power’s Consolidated Balance Sheets.
(2)	Noncurrent derivative assets are presented in other deferred charges and other assets in Virginia Power’s Consolidated Balance Sheets.
(3)	Current derivative liabilities are presented in other current liabilities in Virginia Power’s Consolidated Balance Sheets.
(4)	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Virginia Power’s Consolidated Balance Sheets.
The following tables present the gains and losses on Virginia Power’s derivatives, as well as where the associated activity is presented in its Consolidated Balance Sheets and Statements of Income:

Derivatives in cash flow hedging relationships	Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion) (1)	Amount of Gain (Loss) Reclassified From AOCI to Income	Increase (Decrease) in Derivatives Subject to Regulatory Treatment (2)
(millions)
Year Ended December 31, 2018
Derivative type and location of gains (losses):
Interest rate (3)	$2	$(1)	$39

Total	$2	$(1)	$39

Year Ended December 31, 2017
Derivative type and location of gains (losses):
Interest rate (3)	$(8)	$(1)	$(58)

Total	$(8)	$(1)	$(58)

Year Ended December 31, 2016
Derivative type and location of gains (losses):
Interest rate (3)	$(3)	$(1)	$(26)

Total	$(3)	$(1)	$(26)

(1)	Amounts deferred into AOCI have no associated effect in Virginia Power’s Consolidated Statements of Income.
(2)
Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Virginia Power’s Consolidated Statements of Income.

(3)	Amounts recorded in Virginia Power’s Consolidated Statements of Income are classified in interest and related charges.

Derivatives not designated as hedging instruments	Amount of Gain (Loss) Recognized in Income on Derivatives (1)
Year Ended December 31,	2018	2017	2016
(millions)
Derivative type and location of gains (losses):
Commodity (2)	$2	$(57)	$(70)

Total	$2	$(57)	$(70)

(1)
Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Virginia Power’s Consolidated Statements of Income.

(2)	Amounts recorded in Virginia Power’s Consolidated Statements of Income are classified in electric fuel and other energy-related purchases.
DOMINION ENERGY GAS
Balance Sheet Presentation
The tables below present Dominion Energy Gas’ derivative asset and liability balances by type of financial instrument, if the gross amounts recognized in its Consolidated Balance Sheets were netted with derivative instruments and cash collateral received or paid:

	December 31, 2018				December 31, 2017
	Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Assets Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amounts	Gross Assets Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amounts
(millions)
Commodity contracts:
Over-the-counter	$3	$—	$—	$3	$—	$—	$—	$—
Interest rate contracts:
Over-the-counter	2	—	—	2	1	—	—	1
Foreign currency contracts:
Over-the-counter	26	2	—	24	32	2	—	30

Total derivatives, subject to a master netting or similar arrangement	$31	$2	$—	$29	$33	$2	$—	$31

	December 31, 2018				December 31, 2017
	Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Paid	Net Amounts	Gross Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Paid	Net Amounts
(millions)
Commodity contracts
Over-the-counter	$—	$—	$—	$—	$6	$—	$—	$6
Interest rate contracts:
Over-the-counter	17	—	—	17	—	—	—	—
Foreign currency contracts:
Over-the-counter	2	2	—	—	2	2	—	—

Total derivatives, subject to a master netting or similar arrangement	$19	$2	$—	$17	$8	$2	$—	$6

Volumes
The following table presents the volume of Dominion Energy Gas’ derivative activity at December 31, 2018. These volumes are based on open derivative positions and represent the combined absolute value of their long and short positions, except in the case of offsetting transactions, for which they represent the absolute value of the net volume of their long and short positions.

	Current	Noncurrent
NGLs (Gal)	14,413,200	—
Interest rate (1)	$600,000,000	$750,000,000
Foreign currency (1)(2)	$—	$280,000,000
(1)	Maturity is determined based on final settlement period.
(2)	Euro equivalent volumes are € 250,000,000.
Ineffectiveness and AOCI
For the years ended December 31, 2018, 2017 and 2016, gains or losses on hedging instruments determined to be ineffective were immaterial.
The following table presents selected information related to gains (losses) on cash flow hedges included in AOCI in Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018:

	AOCI After- T ax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	Maximum Term
(millions)
Commodities:
NGLs	$2	$2	3 months
Interest rate	(39)	(3)	312 months
Foreign currency	12	(2)	90 months

Total	$(25)	$(3)

The amounts that will be reclassified from AOCI to earnings will generally be offset by the recognition of the hedged transactions (e.g., anticipated sales) in earnings, thereby achieving the realization of prices contemplated by the underlying risk management strategies and will vary from the expected amounts presented above as a result of changes in market prices, interest rates, and foreign currency exchange rates.
Fair Value and Gains and Losses on Derivative Instruments
The following table presents the fair values of Dominion Energy Gas’ derivatives and where they are presented in its Consolidated Balance Sheets:

	Fair Value – Derivatives under Hedge Accounting	Fair Value – Derivatives not under Hedge Accounting	Total Fair Value
(millions)
At December 31, 2018
ASSETS
Current Assets
Commodity	$3	$—	$3
Interest rate	2	—	2

Total current derivative assets (1)	5	—	5

Noncurrent Assets
Foreign currency	26	—	26

Total noncurrent derivative assets (2)	26	—	26

Total derivative assets	$31	$—	$31

LIABILITIES
Current Liabilities
Interest rate	$9	$—	$9
Foreign currency	2	—	2

Total current derivative liabilities (3)	11	—	11

Noncurrent Liabilities
Interest rate	8	—	8

Total noncurrent derivative liabilities (4)	8	—	8

Total derivative liabilities	$19	$—	$19

At December 31, 2017
ASSETS
Noncurrent Assets
Interest rate	$1	$—	$1
Foreign currency	32	—	32

Total noncurrent derivative assets (2)	33	—	33

Total derivative assets	$33	$—	$33

LIABILITIES
Current Liabilities
Commodity	$6	$—	$6
Foreign currency	2	—	2

Total current derivative liabilities (5)	8	—	8

Total derivative liabilities	$8	$—	$8

(1)	Current derivative assets include $2 million in other current assets , with the remainder recorded in current assets of discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets.

(2)	Noncurrent derivative assets are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.

(3)	Current derivative liabilities are presented in other current liabilities and current liabilities of discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets.

(4)	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.

(5)
Current derivative liabilities include $2 million in other current liabilities, with the remainder recorded in current liabilities of discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets.

The following tables present the gains and losses on Dominion Energy Gas’ derivatives, as well as where the associated activity is presented in its Consolidated Balance Sheets and Statements of Income:

Derivatives in cash flow hedging relationships	Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion) (1)	Amount of Gain (Loss) Reclassified From AOCI to Income
(millions)
Year Ended December 31, 2018
Derivative type and location of gains (losses):
Commodity:
Net i ncome from discontinued operations		$(8)

Total commodity	$1	$(8)

Interest rate (2)	(16)	(5)
Foreign currency (3)	(6)	(13)

Total	$(21)	$(26)

Year Ended December 31, 2017
Derivative type and location of gains (losses):
Commodity:
Net i ncome from discontinued operations		$(8)

Total commodity	$(10)	$(8)

Interest rate (2)	1	(6)
Foreign currency (3)	18	20

Total	$9	$6

Year Ended December 31, 2016
Derivative type and location of gains (losses):
Commodity:
Net i ncome from discontinued operations		$4

Total commodity	$(12)	$4

Interest rate (2)	(8)	(2)
Foreign currency (3)	(6)	(17)

Total	$(26)	$(15)

(1)	Amounts deferred into AOCI have no associated effect in Dominion Energy Gas’ Consolidated Statements of Income.
(2)	Amounts recorded in Dominion Energy Gas’ Consolidated Statements of Income are classified in interest and related charges.
(3)	Amounts recorded in Dominion Energy Gas’ Consolidated Statements of Income are classified in other income.

Derivatives not designated as hedging instruments	Amount of Gain (Loss) Recognized in Income on Derivatives
Year Ended December 31,	2018	2017	2016
(millions)
Derivative type and location of gains (losses):
Commodity
Operating revenue	$(11)	$—	$1

Total	$(11)	$—	$1